Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of March  31, 2015 and December 31, 2014 (in thousands):

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At March 31, 2015:
Warrant liability	$-	$-	$6,377	$6,377

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2014:
Warrant liability	$-	$-	$7,386	$7,386

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liability measured at fair value on a recurring basis as of December 31, 2014 and 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2014:
Warrant liability	$-	$-	$7,386	$7,386

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2013:
Warrant liability	$-	$-	$3,109	$3,109

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data in a binomial options pricing model to support the fair value (Level 3). A reconciliation of the warrant liability is as follows (in thousands):

2007 Warrants
Balance at January 1, 2013	$8,129
Decrease in fair value of warrant liability	(5,020)
Balance at December 31, 2013	$3,109
Increase in fair value of warrant liability	4,277
Balance at December 31, 2014	$7,386

Fair Value Inputs, Liabilities, Quantitative Information
The following table summarizes the calculated aggregate fair values of the warrants, along with the assumptions utilized in each calculation:

	March 31,	December 31,
	2015	2014
Calculated aggregate value	$6,377	$7,386
Weighted average exercise price	$0.30	$0.30
Closing price per share of common stock	$0.60	$0.79
Volatility	138%	165.6%
Weighted average remaining expected life (years)	4.7	5.0
Risk-free interest rate	1.4%	1.8%
Dividend yield	-	-

The following table summarizes the calculated aggregate fair values of the warrants, along with the assumptions utilized in each calculation:

	2014	2013
Calculated aggregate value	$7,386	$3,109
Weighted average exercise price	$0.30	$0.40
Closing price per share of common stock	$0.79	$0.42
Volatility	165.6%	103.5%
Weighted average remaining expected life (years)	5.2	5.0
Risk-free interest rate	1.8%	1.6%
Dividend yield	-	-